Note 7 - Party-In-Interest Transactions	12 Months Ended
Jun. 30, 2025
EBP 91-0369590 002 [Member]
Notes to Financial Statements
EBP, Related Party and Party-in-Interest Transactions [Text Block]

Note 7 - Party-In-Interest Transactions

Plan investments include First Northwest Bancorp common stock. The Plan held 33,814 and 40,969 shares with fair values of $260,369 and $396,988 at June 30, 2025 and 2024, respectively. The Company is a wholly owned subsidiary of First Northwest Bancorp.

Plan investments include shares of registered investment company funds managed by Principal Trust Company. Principal Trust Company is the trustee of the Plan; therefore, transactions with this entity qualify as exempt party-in-interest transactions. Indirect fees paid by the Plan for investment management services to Principal Trust Company were $23,431 for the year ended June 30, 2025, and are included in administrative expenses.

The Plan also has notes receivable from participants which qualify as party-in-interest transactions. The balance of notes receivable from participants were $345,027 and $350,427 at June 30, 2025 and 2024, respectively.